Impairment Loss Related to the Acquisition of Pools Press (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets, Net	$ 123,482	$ 65,510
Pools Press [Member]
Finite-Lived Intangible Assets, Net		233,385
Impairment loss related to the acquisition	$ 0	$ 223,385